Note 14 - Investments in non-consolidated companies (Details Textual) $ / shares in Units, $ in Thousands		12 Months Ended
	May 17, 2023 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 R$ / shares	Feb. 13, 2019 USD ($)
Disclosure of unconsolidated structured entities [line items]
Total investments in subsidiaries, joint ventures and associates		$ 1,543,657	$ 1,608,804	$ 1,540,646
Bargain purchase gain		2,212	3,162
Impairment loss in non-consolidated companies				34,041
Dividends and distributions declared		$ 71,212	69,216
Proportion of ownership interest in subsidiary		50.00%
PAO Severstal [member]
Disclosure of unconsolidated structured entities [line items]
Impairment loss in non-consolidated companies				14,900
Techgen S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Total investments in subsidiaries, joint ventures and associates			59,800
Ternium and Usiminas [member]
Disclosure of unconsolidated structured entities [line items]
Dividends and distributions declared		$ 73,800	$ 68,800
Usiminas [member]
Disclosure of unconsolidated structured entities [line items]
Proportion of voting rights held in associate		6.76%	6.76%
Fair value of investments in associates for which there are quoted market prices		$ 41,900
Total investments in subsidiaries, joint ventures and associates		$ 102,800
Proportion of ownership interest in associate		3.96%
Loss Recognised Due to Particiaption Increase in Nonconsolidated Companies			$ 25,500
Impairment loss in non-consolidated companies				$ 19,100
Usiminas [member] | Ordinary shares [member]
Disclosure of unconsolidated structured entities [line items]
Closing price, per share (in BRL per share) | (per share)		$ 0.86			R$ 5.32
Usiminas [member] | Preference shares [member]
Disclosure of unconsolidated structured entities [line items]
Closing price, per share (in BRL per share) | (per share)		0.86			R$ 5.32
Ternium S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Closing price, per ads (in dollars per share) | $ / shares		$ 29.08
Fair value of investments in associates for which there are quoted market prices		$ 668,000
Total investments in subsidiaries, joint ventures and associates		1,377,900
Techgen S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Total investments in subsidiaries, joint ventures and associates		$ 59,782	$ 53,556
Proportion of ownership interest in associate		22.00%	22.00%
Exposure to transportation capacity agreements		$ 36,300
Exposure to the purchase of clean energy certificates		16,600
Techgen S.A. [member] | Tenaris [member]
Disclosure of unconsolidated structured entities [line items]
Loans and receivables		$ 67,400
Proportion of corporate guarantee covering obligations		22.00%
Techgen S.A. [member] | Several banks, to refinance obligations [member]
Disclosure of unconsolidated structured entities [line items]
Debt instruments issued						$ 640,000
Techgen S.A. [member] | Tecpetrol International S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate		30.00%
Techgen S.A. [member] | Tenaris SA [member]
Disclosure of unconsolidated structured entities [line items]
Debt service coverage ratio, covered, percent		22.00%
Letters of credit, covered		$ 10,900
Techgen S.A. [member] | Ternium S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate		48.00%
Techgen S.A. [member] | Ternium S.A. [member] | Tecpetrol International S.A. [member] | Tenaris [member]
Disclosure of unconsolidated structured entities [line items]
Loans and receivables		$ 306,500
Global Pipe Company [Member]
Disclosure of unconsolidated structured entities [line items]
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination	$ 4,500
Bargain purchase gain	$ 11,500